Subsequent Events	3 Months Ended
Jan. 12, 2021
Subsequent Events [Abstract]
Subsequent Events
NOTE 11. SUBSEQUENT EVENTS
The Company had repaid the Note of approximately $296,000 in full on January 13, 2021.
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statement was issued. Based upon this review, other than as described above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.